Bank indebtedness (Tables)	12 Months Ended
Mar. 28, 2020
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility
The information concerning the Company’s bank indebtedness is as follows:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019
	(In thousands)
Maximum borrowing outstanding during the year	$64,702	$55,596
Average outstanding balance during the year	$56,001	$44,772
Weighted average interest rate for the year	4.2%	3.9%
Effective interest rate at year-end	3.8%	4.2%